PROPERTY AND EQUIPMENT, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense of property and equipment		¥ 42,826	¥ 36,679	¥ 36,711
Impairment losses of property and equipment	$ 1,458	9,445	9,877	6,984
Sales, marketing and other operating expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense of property and equipment		33,704	27,731	27,063
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense of property and equipment		¥ 9,122	¥ 8,948	¥ 9,648